Related party transactions	12 Months Ended
Dec. 31, 2014
Related party transactions [Abstract]
Related party transactions
15.	Related party transactions

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2014:

Name of related parties	Relationship with the Group
Beijing Jushangminghui Commerce and Trade Co., Ltd.	A company controlled by a beneficial owner of the Company and his immediate family member

Beijing Fanbosha Commerce and Trade Co., Ltd.	A company controlled by a beneficial owner of the Company and his immediate family member

During the years ended December 31, 2012, 2013 and 2014, significant related party transactions were as follows:

(a)	The Group entered into the following transactions with related parties:

	For the Year Ended December 31,
	2012	2013	2014
	US$	US$	US$

Purchases of merchandises:
Beijing Fanbosha Commerce and Trade Co., Ltd.	653	4,499	677
Beijing Jushangminghui Commerce and Trade Co., Ltd.	2,316	9,651	86

(b)	The Group had the following balances with related parties:

	As of December 31,
	2013	2014
	US$	US$
Due to related parties:
Beijing Jushangminghui Commerce and Trade Co., Ltd.	149	-
Beijing Fanbosha Commerce and Trade Co., Ltd.	131	-
	280	-

The terms of transactions with related parties were similar to those with third party vendors.